LEASES (Details Narrative) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Lessee, Lease, Description [Line Items]
Monthly rent for the company's office	$ 25	₪ 79
Lease, description	the Company has an option to extend the lease period for another five years from September 9, 2026, to September 8, 2031, with a monthly rent of between NIS 96 thousand (approx. $30) and NIS 102 thousand (approx. $32) over the additional lease period linked with the Israeli Consumer Price Index.	the Company has an option to extend the lease period for another five years from September 9, 2026, to September 8, 2031, with a monthly rent of between NIS 96 thousand (approx. $30) and NIS 102 thousand (approx. $32) over the additional lease period linked with the Israeli Consumer Price Index.
Operating lease expenses	$ 402		$ 355	$ 375
Third and Fourth Lease Years [Member]
Lessee, Lease, Description [Line Items]
Monthly rent for the company's office	26	₪ 82
Fifth Lease Year [Member]
Lessee, Lease, Description [Line Items]
Monthly rent for the company's office	$ 26	₪ 83